Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Income Tax Expense

Income tax expense consists of the following:

	Years Ended December 31,
Continuing operations:	2011	2012	2013
Current tax expense
- PRC	$—	$—	$—
- HK	—	—	4
Deferred tax benefits
- PRC	—	—	(37)
- HK	—	—	—

Actual income tax benefit	$—	$—	$(33)

Reconciliation of Effective Tax

The following table reconciles the Group’s effective tax for the years presented:

	Years Ended December 31,
Continuing operations:	2011	2012	2013
Loss before tax	$(3,747)	$(678)	$(3,968)
Applicable tax rate	0%	25%	25%
Computed expected tax expense	—	(170)	(992)
Effect on non-PRC entities not subject to income tax	—	167	957
Effect on non-deductible cost	—	—	2
Valuation allowance	—	3	—

Actual income tax benefit	$—	$—	$(33)

Tax Effects of Temporary Differences that Give Rise to Significant Portions of the Deferred Tax Assets

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred tax assets are as follows:

Continuing operations:	Years ended December 31,
	2011	2012	2013
Deferred tax assets-current:
- Tax loss carried forwards of a subsidiary	$—	$—	$37